STOCKHOLDERS' EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
STOCKHOLDERS' EQUITY [Text Block]

8. STOCKHOLDERS' EQUITY

a) Common stock

Common stock activity during the three months ended March 31, 2026

On January 5, 2026, the Company issued an aggregate of 29,341 Common Shares pursuant to the cashless exercise of 30,000 warrants outstanding, at an exercise price of $0.33 per share.

On January 9, 2026, the Company issued 24,285 Common Shares pursuant to the cashless exercise of 25,000 warrants outstanding, at an exercise price of $0.33 per share.

On March 12, 2026, the Company issued 114,250 Common Shares upon vesting of 114,250 RSUs, which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's Common Shares being traded on the NYSE American.

On March 28, 2026, the Company was obligated to issue 114,250 Common Shares upon vesting of 114,250 RSUs, which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's Common Shares being traded on the NYSE American. The 114,250 Common Shares were subsequently issued upon settlement of the RSUs on April 2, 2026.

Common stock activity during the year ended December 31, 2025

On January 6, 2025, the Company closed a round of its Reg A Offering in relation to funds already received as of December 31, 2024 and issued 521,070 shares of common stock at a price of $3.59 per share, for gross proceeds of $1,870,643. In conjunction with closing this financing round, the Company incurred cash issuance costs of $106,516. On January 6, 2025, the Company also issued 5,224 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $12,672.

On February 27, 2025 and March 13, 2025, the Company closed two rounds of its Reg A Offering for gross proceeds of $4,101,109. Issuance costs totalling $226,129 were incurred in connection with this closing. On April 2, 2025, the Company issued 1,142,367 shares in connection with this closing. On April 2, 2025, the Company also issued 11,425 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $27,163.

On April 11, 2025, the Company closed a round of its Reg A Offering and issued 234,485 shares of common stock at a price of $3.59 per share for gross proceeds of $841,801. In conjunction with the closing of this round, the Company incurred cash issuance cost of $50,711. On April 25, 2025, the Company issued 2,344 agent's warrants in connection with this closing, with each warrant exercisable into one share of common stock at an exercise price of $3.59 and expiring on September 6, 2029. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $4,925.

On May 14, 2025, the Company closed a round of its Reg A Offering for gross proceeds of $1,976,791. Issuance costs totalling $194,029 were incurred in connection with this closing. On July 17, 2025, the Company issued 550,639 shares in connection with this closing.

On July 23, 2025, the Company closed a round of its Reg A Offering and issued 91,426 shares of common stock at a price of $3.59 per share for gross proceeds of $328,230. In conjunction with the closing of this round, the Company incurred cash issuance cost of $14,066. On July 23, 2025, the Company issued 6,451 agent's warrants to the placement agent in connection to the May 14, 2025 and July 23, 2025 closings. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $13,450.

On December 17, 2025, the Company closed the final round of its Reg A Offering as its initial public offering and issued 6,145,364 shares of common stock at a price of $3.59 per share for gross proceeds of $22,061,857. In conjunction with the closing of this round, the Company incurred cash issuance cost of approximately $2,671,890. The Company also issued 61,402 agent's warrants with a fair value of $120,564 in connection with this closing, with each warrant exercisable into one share of common stock at an exercise price of $3.59 and expiring on September 6, 2029.

On December 18, 2025, the Company issued 3,834,857 shares of common stock at a conversion price of $2.154 per share pursuant to the automatic conversion of the Company's outstanding convertible debentures (Note 6) upon the listing of the Company's common stock on the NYSE American. The fair value of these shares was $13,767,137.

On December 18, 2025, the Company also issued 404,312 shares of common stock at a conversion price of $3.59 per share pursuant to the conversion of the Company's notes payable (Note 5) to Space Florida upon the listing of the Company's common stock on the NYSE American. The fair value of these shares was $1,451,480.

On December 26, 2025, the Company issued 11,676,166 shares of common stock pursuant to a cashless exercise of 11,915,000 warrants outstanding, at an exercise price of $0.33 per share.

On December 31, 2025, the Company issued 114,250 shares of common stock upon the vesting of 114,250 RSUs, which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's common stock being traded on the NYSE American.

b) Warrants

A summary of Common Stock warrant activity during the three months ended March 31, 2026 is as follows:

	Number of warrants	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, January 1, 2026	6,346,420	$0.39	2.73	$71,478,245
Exercised	(55,000)	0.33
Outstanding, March 31, 2026	6,291,420	0.39	2.48	$34,805,809
Vested, March 31, 2026	6,291,420	0.39	2.48	$34,805,809

As previously noted, in connection with the 2025 Offerings, the Company was required to issue 86,846 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model. Based on the below inputs, the Company determined that the warrants had a fair value of $178,774 for the year ended December 31, 2025.

December 31, 2025
Expected volatility	68.98% - 87.30%
Expected term (years)	3.72 - 4.67
Risk-free interest rate	2.61% - 3.10%
Dividend yield	0%

The stock price in the model was based on a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock, the volatility was based on the historical volatility of comparable public companies, and the expected term is the life of the warrant.

c) Options

A summary of Common Stock option activity during the three months ended March 31, 2026 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, January 1, 2026	2,415,000	$3.59	4.63	$19,464,900
Forfeited	(1,390,000)	3.59
Outstanding, March 31, 2026	1,025,000	3.59	4.38	$2,388,250
Vested, March 31, 2026	-	$-	-	$-

On August 12, 2025, the Company granted 2,200,000 stock options that vest 180 days from the date of listing on the NYSE. The exercise price of the options is $3.59 and expire on August 12, 2030. 1,425,000 options were granted to related parties.

On September 29, 2025, the Company granted 215,000 stock options that vest 180 days from the date of listing on the NYSE. The exercise price of the options is $3.59 and expire on September 29, 2030. 75,000 options were granted to a Director and 140,000 to the former corporate secretary and spouse of the former CEO.

No options were granted during the three months ended March 31, 2026.

During the three months ended March 31, 2026, the Company recognized negative stock compensation of ($553,762) in connection with the stock options. On February 19, 2026, 1,390,000 options were forfeited upon the resignation of the former CEO, the former corporate secretary and spouse of the former CEO, and two immediate family members of the former CEO. The Company reversed $1,081,160 in stock compensation expense related to these forfeitures during the three months ended March 31, 2026. During the three months ended March 31, 2026, the Company recognized stock compensation expense of ($363,512) within consulting fees; $143,744 in contract labor and fuel; ($397,410) in management fees; and $63,416 in professional fees. Future unrecognized stock-based compensation expense arising from the options amount to $451,218.

The Company valued the stock options using the Black-Scholes model. Based on the below inputs, the Company determined that the options had a fair value of $4,195,896 upon issuance during the year ended December 31, 2025.

December 31, 2025
Expected volatility	77.25% - 77.97%
Expected term (years)	2.57 - 2.64
Risk-free interest rate	2.57%
Dividend yield	0%

The stock price in the model was based on a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock, the volatility was based on the historical volatility of comparable public companies, and the expected term applied the simplified method under ASC 718, and is the midpoint between vesting date and expiration date of the options.

d) Restricted share units ("RSUs")

A summary of RSU activity during the three months ended March 31, 2026 is as follows:

Number of RSUs
Outstanding, January 1, 2026	2,170,750
Vested	(228,500)
Outstanding, March 31, 2026	1,942,250

On August 12, 2025, the Company granted 2,285,000 RSUs that vest 180 days from the date of listing on the NYSE. 1,275,000 RSUs were granted to related parties. The grant date fair value was $3.59 per share.

Among the RSUs granted to each recipient, 50% of such RSUs are subject to potential acceleration:

  25% vest immediately, in the event the closing bid price of the shares of the Company is greater than $17.95 for any period of 10 consecutive trading days after listing, with the average trading volume of the shares being greater than 250,000 shares per day for those 10 consecutive trading days;
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 on any day after listing (met and accelerated);
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 60 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 60-day period after listing (met and accelerated);
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 90 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 90-day period after listing (met and accelerated);
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 120 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 120-day period after listing; and,
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 150 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 150-day period after listing.

The Company assessed there to be 95% probability of achievement of each 5% tranche having a $5.38 share price target; and a 0% probability of achievement for the 25% tranche having a $17.95 share price target.

During the year ended December 31, 2025, 5% of the grant, which amounts to 114,250 of RSUs were accelerated and vested, as a result of one of the aforementioned market conditions being met.

During the three months ended March 31, 2026, an additional 10% of the grant, which amounts to 228,500 of RSUs were accelerated and vested, as a result of one of the aforementioned market conditions being met.

No RSUs were granted during the three months ended March 31, 2026 and 2025.

The Company recognized $2,350,536 in stock-based compensation related to the RSUs vested during the three months ended March 31, 2026 (March 31, 2025 - $0), with $10,287 recognized in advertising and promotion; $144,015 recognized in business development; $1,347,572 recognized in consulting fees; and $848,662 recognized in professional fees. Future unrecognized stock-based compensation expense arising from the RSUs amount to $1,666,240.

8. STOCKHOLDERS' EQUITY (DEFICIT)

a) Common stock

On January 6, 2025, the Company closed a round of its Reg A Offering in relation to funds already received as of December 31, 2024 and issued 521,070 shares of common stock at a price of $3.59 per share, for gross proceeds of $1,870,643. In conjunction with closing this financing round, the Company incurred cash issuance costs of $106,516. On January 6, 2025, the Company also issued 5,224 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $12,672.

On February 27, 2025 and March 13, 2025, the Company closed two rounds of its Reg A Offering for gross proceeds of $4,101,109. Issuance costs totaling $226,129 were incurred in connection with this closing. On April 2, 2025, the Company issued 1,142,367 shares in connection with this closing. On April 2, 2025, the Company also issued 11,425 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $27,163.

On April 11, 2025, the Company closed a round of its Reg A Offering and issued 234,485 shares of common stock at a price of $3.59 per share for gross proceeds of $841,801. In conjunction with the closing of this round, the Company incurred cash issuance cost of $50,711. On April 25, 2025, the Company issued 2,344 agent's warrants in connection with this closing, with each warrant exercisable into one share of common stock at an exercise price of $3.59 and expiring on September 6, 2029. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $4,925.

On May 14, 2025, the Company closed a round of its Reg A Offering for gross proceeds of $1,976,791. Issuance costs totaling $194,029 were incurred in connection with this closing. On July 17, 2025, the Company issued 550,639 shares in connection with this closing.

On July 23, 2025, the Company closed a round of its Reg A Offering and issued 91,426 shares of common stock at a price of $3.59 per share for gross proceeds of $328,230. In conjunction with the closing of this round, the Company incurred cash issuance cost of $14,066. On July 23, 2025, the Company issued 6,451 agent's warrants to the placement agent in connection to the May 14, 2025 and July 23, 2025 closings. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $13,450.

On December 17, 2025, the Company closed the final round of its Reg A Offering as its initial public offering and issued 6,145,364 shares of common stock at a price of $3.59 per share for gross proceeds of $22,061,857. In conjunction with the closing of this round, the Company incurred cash issuance cost of approximately $2,671,890. The Company also issued 61,402 agent's warrants with a fair value of $120,564 in connection with this closing, with each warrant exercisable into one share of common stock at an exercise price of $3.59 and expiring on September 6, 2029.

On December 18, 2025, the Company issued 3,834,857 shares of common stock at a conversion price of $2.154 per share pursuant to the automatic conversion of the Company’s outstanding convertible debentures (Note 6) upon the listing of the Company’s common stock on the NYSE American. The fair value of these shares was $13,767,137.

On December 18, 2025, the Company also issued 404,312 shares of common stock at a conversion price of $3.59 per share pursuant to the conversion of the Company’s notes payable (Note 5) to Space Florida upon the listing of the Company’s common stock on the NYSE American. The fair value of these shares was $1,451,480.

On December 26, 2025, the Company issued 11,676,166 shares of common stock pursuant to a cashless exercise of 11,915,000 warrants outstanding, at an exercise price of $0.33 per share.

On December 31, 2025, the Company issued 114,250 shares of common stock upon the vesting of 114,250 RSUs, which had an acceleration of vesting upon the achievement of a benchmark of the share price of the Company's common stock being traded on the NYSE American.

Common stock activity during the year ended December 31, 2024

On October 23, 2024, November 11, 2024 and November 29, 2024, the Company conducted closings of its offering under Regulation A of Section 3(b) of the Securities Act of 1933, as amended, for Tier 2 offerings ("Reg A Offering"), pursuant to which an aggregate of 2,456,710 shares of common stock were issued at a price of $3.59 per share, for gross proceeds of $8,819,600. In conjunction with the closing of these rounds, the Company incurred share issuance costs of $735,634. The Company was also required to issue 24,574 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model and determined that the warrants had a fair value of $57,182.

On December 23, 2024, the Company closed another round of its Reg A Offering and was to issue 521,070 shares for gross proceeds of $1,870,643. Cash issuance costs totaling $105,703 were incurred in conjunction with this offering. As of December 31, 2024, the shares have not yet been issued but the funds were received. Due to this, as of December 31, 2024, the proceeds are disclosed as common stock subscribed and the share issuance costs are disclosed as deferred financing charges on the consolidated balance sheets. On the share issuance date of January 6, 2025, the Company was also required to issue 5,224 warrants to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The issuance of the warrants occurred subsequent to December 31, 2024 and they are not recognized as of December 31, 2024.

b) Warrants

A summary of Common Stock warrant activity during the year ended December 31, 2025 is as follows:

	Number of warrants	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, December 31, 2024	18,174,574	$0.33	3.71	$59,169,000
Issued	86,846	3.59
Exercised	(11,915,000)	0.33
Outstanding, December 31, 2025	6,346,420	$0.39	2.73	$71,478,245
Vested, December 31, 2025	6,346,420	$0.39	2.73	$71,478,245

As previously noted, in connection with the 2025 Offerings and 2024 Offerings, the Company was required to issue 86,846 warrants and 24,574 warrants, respectively, to the placement agent. These warrants vest immediately, have an expiration date of September 6, 2029, and an exercise price of $3.59. The Company valued the warrants using the Black-Scholes model. Based on the below inputs, the Company determined that the warrants had a fair value of $178,774 and $57,182, respectively, for the years ended December 31, 2025 and 2024.

	December 31, 2025	December 31, 2024
Expected volatility	68.98% - 87.30%	77.1%
Expected term (years)	3.72 - 4.67	4.78 - 4.95
Risk-free interest rate	2.61% - 3.10%	3.52% - 4.20%
Dividend yield	0%	0%

The stock price in the model was based on a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock, the volatility was based on the historical volatility of comparable public companies, and the expected term is the life of the warrant.

c) Options

A summary of Common Stock option activity during the year ended December 31, 2025 is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining life in years	Aggregate intrinsic value
Outstanding, December 31, 2024	-	$-	-	$-
Issued	2,415,000	3.59
Outstanding, December 31, 2025	2,415,000	$3.59	4.63	$19,464,900
Vested, December 31, 2025	-	$-	-	$-

On August 12, 2025, the Company granted 2,200,000 stock options that vest 180 days from the date of listing on the NYSE. The exercise price of the options is $3.59 and expire on August 12, 2030. 1,425,000 options were granted to related parties.

On September 29, 2025, the Company granted 215,000 stock options that vest 180 days from the date of listing on the NYSE. The exercise price of the options is $3.59 and expire on September 29, 2030. 75,000 options were granted to a Director and 140,000 to the corporate secretary and spouse of the former CEO.

No options were granted during the year ended December 31, 2024.

The Company recognized $1,883,186 stock-based compensation related to the Options in issuance during the year ended December 31, 2025 (December 31, 2024 - $0), with $651,214 recognized in consulting fees; $735,209 recognized in contract labor and fuel; $397,410 recognized in management fees; and $99,353 recognized in professional fees. Future unrecognized stock-based compensation expense arising from the Options amount to $2,312,710.

The Company valued the stock options using the Black-Scholes model. Based on the below inputs, the Company determined that the options had a fair value of $4,195,896.

Expected volatility	77.25% - 77.97%
Expected term (years)	2.57 - 2.64
Risk-free interest rate	2.57%
Dividend yield	0%

The stock price in the model was based on a 409A valuation which determined that the market approach using the last price raised was the appropriate basis for the fair value of the common stock, the volatility was based on the historical volatility of comparable public companies, and the expected term applied the simplified method under ASC 718, and is the midpoint between vesting date and expiration date of the options.

d. Restricted share units ("RSUs")

A summary of RSU activity during the year ended December 31, 2025 is as follows:

Number of RSUs
Outstanding, December 31, 2024	-
Issued	2,285,000
Vested	(114,250)
Outstanding, December 31, 2025	2,170,750

On August 12, 2025, the Company granted 2,285,000 RSUs that vest 180 days from the date of listing on the NYSE. 1,275,000 RSUs were granted to related parties. The grant date fair value was $3.59 per share.

Among the RSUs granted to each recipient, 50% of such RSUs are subject to potential acceleration:

  25% vest immediately, in the event the closing bid price of the shares of the Company is greater than $17.95 for any period of 10 consecutive trading days after listing, with the average trading volume of the shares being greater than 250,000 shares per day for those 10 consecutive trading days;
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 on any day after listing (met and accelerated);
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 60 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 60-day period after listing;
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 90 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 90-day period after listing;
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 120 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 120-day period after listing; and,
  5% vest immediately, in the event the closing bid price of the shares of the Company is greater than $5.38 for any period of 10 consecutive trading days beginning at least 150 days after listing, and the average trading volume of the shares was greater than 100,000 share per day for any 150-day period after listing.

The Company assessed there to be 95% probability of achievement of each 5% tranche having a $5.38 share price target; and a 0% probability of achievement for the 25% tranche having a $17.95 share price target.

During the year ended December 31, 2025, 5% of the grant, which amounts to 114,250 of RSUs were accelerated and vested, as a result of one of the aforementioned market conditions being met.

No RSUs were granted during the year ended December 31, 2024.

The Company recognized $4,186,374 stock-based compensation related to the RSUs in issuance during the year ended December 31, 2025 (December 31, 2024 - $0), with $18,321 recognized in advertising and promotion; $256,496 recognized in business development; $2,400,065 recognized in consulting fees; and $1,511,492 recognized in professional fees. Future unrecognized stock-based compensation expense arising from the RSUs amount to $4,016,776.